Balances and Transactions with Related Parties and Affiliated Companies - Summary of Benefits and Aggregate Compensation Paid to Executive Officers and Senior Management of the Company, Recognized as an Expense During the Reporting Period (Detail) - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Current compensation and employee benefits	$ 1,385	$ 1,159	$ 1,091
Termination benefits	29	5	539
Shared based payments	$ 407	$ 369	$ 319